Variable Portfolio – Managed Volatility Conservative Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 18.0%
	Shares	Value ($)
International 5.4%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	1,114,575	18,847,468
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	274,529	3,264,152
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	343,694	4,358,032
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	336,708	4,387,311
Total		30,856,963
U.S. Large Cap 11.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	83,333	4,994,947
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	112,864	13,887,921
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	183,760	9,454,472
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	526,579	13,301,378
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	145,599	8,371,964
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	37,538	2,694,508
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	65,614	2,953,300
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares(a),(b)	71,985	3,599,977
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	41,444	2,684,716
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	43,161	2,130,416
Total		64,073,599
U.S. Mid Cap 0.5%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(a),(b)	24,632	1,540,215
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	30,699	1,556,761
Total		3,096,976
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 0.8%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	80,888	1,030,516
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	69,977	1,009,765
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	34,377	1,305,612
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	29,632	1,309,446
Total		4,655,339
Total Equity Funds (Cost $51,937,388)		102,682,877

Exchange-Traded Fixed Income Funds 9.4%

Investment Grade 9.4%
iShares Core U.S. Aggregate Bond ETF	223,000	22,137,210
iShares iBoxx $ Investment Grade Corporate Bond ETF	57,600	6,277,824
Vanguard Intermediate-Term Corporate Bond ETF	81,000	6,702,750
Vanguard Total Bond Market ETF	250,000	18,410,000
Total		53,527,784
Total Exchange-Traded Fixed Income Funds (Cost $53,186,555)		53,527,784

Fixed Income Funds 54.2%

Investment Grade 54.2%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares(a),(b)	3,492,832	27,313,947
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	6,501,525	55,913,115
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	1,101,884	10,489,932
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	2,387,968	16,859,058
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	2,236,497	21,000,703
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	6,147,950	57,175,933
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	5,923,484	55,147,641

Variable Portfolio – Managed Volatility Conservative Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2026 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	6,612,501	64,538,015
Total		308,438,344
Total Fixed Income Funds (Cost $330,491,997)		308,438,344

Residential Mortgage-Backed Securities - Agency 9.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/16/2041- 04/13/2056	3.000%	4,600,000	4,120,252
04/16/2041- 04/13/2056	3.500%	8,775,000	8,130,776
04/16/2041- 04/13/2056	4.000%	11,497,000	10,950,681
04/13/2056	4.500%	10,750,000	10,373,811
04/13/2056	5.000%	7,025,000	6,927,540
04/13/2056	5.500%	7,500,000	7,534,544
04/13/2056	6.000%	8,000,000	8,154,624
Total Residential Mortgage-Backed Securities - Agency (Cost $56,721,582)			56,192,228

Put Option Contracts Purchased 0.3%
Value ($)
(Cost $1,538,954)	1,559,560

Money Market Funds 17.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(a),(d)	97,835,899	97,796,764
Total Money Market Funds (Cost $97,795,871)		97,796,764
Total Investments in Securities (Cost: $591,672,347)		620,197,557
Other Assets & Liabilities, Net		(51,454,706)
Net Assets		568,742,851
At March 31, 2026, securities and/or cash totaling $3,971,608 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
660,000 AUD	451,260 USD	Barclays	04/22/2026	—	(3,993)
850,000 CAD	627,376 USD	Barclays	04/22/2026	15,812	—
1,442,000 CAD	1,035,010 USD	Barclays	04/22/2026	—	(2,490)
1,650,000 CHF	2,127,783 USD	Barclays	04/22/2026	59,382	—
20,248,000 NOK	2,085,058 USD	Barclays	04/22/2026	—	(5,877)
409,440 USD	579,000 AUD	Barclays	04/22/2026	—	(10,059)
1,935,366 USD	1,444,000 GBP	Barclays	04/22/2026	—	(24,136)
969,654 USD	1,696,000 NZD	Barclays	04/22/2026	5,631	—
3,385,000 EUR	3,923,164 USD	Citi	04/22/2026	6,640	—
10,524,000 NOK	1,081,137 USD	Citi	04/22/2026	—	(5,637)
1,979,504 USD	1,501,000 GBP	Citi	04/22/2026	7,170	—
296,219 USD	421,000 AUD	Goldman Sachs International	04/22/2026	—	(5,823)
1,183,000 CAD	865,260 USD	HSBC	04/22/2026	14,106	—
63,550,000 SEK	6,894,868 USD	HSBC	04/22/2026	174,389	—
884,580 USD	8,640,000 NOK	HSBC	04/22/2026	7,641	—
2,254,000 CAD	1,652,078 USD	JPMorgan	04/22/2026	30,355	—
1,610,000 EUR	1,846,765 USD	JPMorgan	04/22/2026	—	(16,042)
879,761 USD	756,000 EUR	JPMorgan	04/22/2026	—	(5,052)
10,421,550 USD	1,645,000,000 JPY	JPMorgan	04/22/2026	—	(35,769)
48,958,000 JPY	309,058 USD	Morgan Stanley	04/22/2026	—	(41)
1,030,061 USD	894,000 EUR	Morgan Stanley	04/22/2026	4,318	—
6,640,570 USD	64,150,000 NOK	Morgan Stanley	04/22/2026	—	(16,041)
334,866 USD	571,000 NZD	Morgan Stanley	04/22/2026	—	(6,512)
Variable Portfolio – Managed Volatility Conservative Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2026 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
541,993 USD	5,022,000 SEK	Morgan Stanley	04/22/2026	—	(10,911)
779,000 CHF	993,369 USD	UBS	04/22/2026	16,833	—
133,991,000 JPY	847,529 USD	UBS	04/22/2026	1,571	—
12,918,000 SEK	1,352,217 USD	UBS	04/22/2026	—	(13,875)
2,740,495 USD	2,050,000 GBP	UBS	04/22/2026	—	(27,184)
2,400,000 AUD	1,688,686 USD	Wells Fargo	04/22/2026	33,222	—
649,000 CHF	829,939 USD	Wells Fargo	04/22/2026	16,368	—
1,244,000 CHF	1,557,026 USD	Wells Fargo	04/22/2026	—	(2,423)
961,350 USD	153,145,000 JPY	Wells Fargo	04/22/2026	5,538	—
351,118 USD	597,000 NZD	Wells Fargo	04/22/2026	—	(7,813)
1,363,685 USD	12,742,000 SEK	Wells Fargo	04/22/2026	—	(16,205)
Total				398,976	(215,883)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	4	04/2026	EUR	313,000	—	(6,126)
NASDAQ 100 Index E-mini	2	06/2026	USD	956,600	—	(27,709)
S&P 500 Index E-mini	35	06/2026	USD	11,498,813	178,976	—
S&P/TSX 60 Index	4	06/2026	CAD	1,526,240	8,950	—
U.S. Treasury 10-Year Note	4	06/2026	USD	444,188	2,867	—
U.S. Treasury 2-Year Note	54	06/2026	USD	11,202,047	—	(58,611)
U.S. Treasury 5-Year Note	2	06/2026	USD	216,359	699	—
U.S. Treasury 5-Year Note	134	06/2026	USD	14,496,078	—	(181,320)
Total					191,492	(273,766)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(36)	06/2026	EUR	(1,978,200)	76,726	—
Euro STOXX 50 Index	(12)	06/2026	EUR	(659,400)	—	(6,175)
FTSE 100 Index	(1)	06/2026	GBP	(101,990)	658	—
FTSE 100 Index	(1)	06/2026	GBP	(101,990)	—	(3,161)
FTSE/MIB Index	(2)	06/2026	EUR	(435,760)	2,541	—
MSCI Singapore Index	(2)	04/2026	SGD	(87,320)	—	(335)
OMXS30 Index	(15)	04/2026	SEK	(4,380,000)	—	(4,834)
Russell 2000 Index E-mini	(6)	06/2026	USD	(753,660)	274	—
Russell 2000 Index E-mini	(2)	06/2026	USD	(251,220)	—	(69)
S&P 500 Index E-mini	(4)	06/2026	USD	(1,314,150)	23,042	—
S&P 500 Index E-mini	(9)	06/2026	USD	(2,956,838)	—	(47,006)
S&P Mid 400 Index E-mini	(1)	06/2026	USD	(339,650)	1,500	—
S&P Mid 400 Index E-mini	(2)	06/2026	USD	(679,300)	—	(6,393)
SPI 200 Index	(1)	06/2026	AUD	(212,825)	697	—
SPI 200 Index	(1)	06/2026	AUD	(212,825)	—	(606)
TOPIX Index	(3)	06/2026	JPY	(105,120,000)	15,308	—
U.S. Long Bond	(10)	06/2026	USD	(1,138,750)	22,825	—
U.S. Long Bond	(3)	06/2026	USD	(341,625)	—	(1,412)
U.S. Treasury Ultra Bond	(10)	06/2026	USD	(1,165,625)	27,133	—
U.S. Treasury Ultra Bond	(3)	06/2026	USD	(349,688)	—	(1,131)
Total					170,704	(71,122)

Variable Portfolio – Managed Volatility Conservative Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2026 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	1,305,704	2	6,650.00	06/18/2026	54,407	55,470
S&P 500 Index	Morgan Stanley	USD	1,305,704	2	6,420.00	06/18/2026	53,207	39,160
S&P 500 Index	Morgan Stanley	USD	16,974,152	26	5,300.00	12/17/2027	668,158	629,200
S&P 500 Index	Morgan Stanley	USD	9,792,780	15	5,500.00	12/17/2027	354,182	419,250
S&P 500 Index	Morgan Stanley	USD	10,445,632	16	5,400.00	12/17/2027	409,000	416,480
Total							1,538,954	1,559,560

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(1,305,704)	(2)	6,650.00	06/18/2026	(51,593)	(39,850)
S&P 500 Index	Morgan Stanley	USD	(1,305,704)	(2)	6,420.00	06/18/2026	(57,993)	(69,140)
Total							(109,586)	(108,990)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	100,455,424	42,604,609	(45,252,869)	(10,400)	97,796,764	—	333	911,936	97,835,899
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	5,034,629	278,237	(14,173)	(303,746)	4,994,947	—	11,090	—	83,333
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares
	27,313,788	691,069	(586,421)	(104,489)	27,313,947	—	(3,726)	—	3,492,832
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	13,954,731	696,971	(53,476)	(710,305)	13,887,921	—	(707)	—	112,864
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	55,545,953	1,426,598	(1,258,201)	198,765	55,913,115	—	(199,734)	—	6,501,525
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	9,156,506	1,304,969	(62,294)	(944,709)	9,454,472	—	(3,329)	—	183,760
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	10,648,074	210,797	(377,646)	8,707	10,489,932	—	1,672	—	1,101,884
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	16,953,865	470,070	(564,671)	(206)	16,859,058	—	(92,233)	—	2,387,968
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	18,826,225	2,886,735	(1,389,977)	(1,475,515)	18,847,468	—	564,329	1,215,396	1,114,575
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	13,399,286	813,182	(55,841)	(855,249)	13,301,378	—	17,428	—	526,579
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	8,223,840	444,153	(473,485)	177,456	8,371,964	—	47,586	—	145,599
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	1,641,833	131,038	(93,897)	(138,759)	1,540,215	—	94,962	—	24,632
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	1,652,600	88,029	(187,175)	3,307	1,556,761	—	114,069	—	30,699
Variable Portfolio – Managed Volatility Conservative Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	1,014,702	108,412	(92,830)	232	1,030,516	—	9,674	—	80,888
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	1,007,719	132,942	(80,794)	(50,102)	1,009,765	—	15,596	—	69,977
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	21,128,461	350,286	(607,290)	129,246	21,000,703	—	(61,471)	—	2,236,497
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	57,563,491	1,020,924	(1,576,466)	167,984	57,175,933	—	(233,163)	—	6,147,950
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	2,671,756	370,389	(5,204)	(342,433)	2,694,508	—	(417)	—	37,538
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	2,971,900	123,111	(94,760)	(46,951)	2,953,300	—	106,664	—	65,614
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	55,473,410	979,084	(1,472,145)	167,292	55,147,641	—	(168,891)	—	5,923,484
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares
	3,663,280	195,677	(131,352)	(127,628)	3,599,977	—	24,083	—	71,985
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	2,677,866	199,571	(13,572)	(179,149)	2,684,716	—	(566)	—	41,444
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	65,430,206	984,181	(2,085,718)	209,346	64,538,015	—	(211,021)	—	6,612,501
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	2,120,738	129,643	(1,894)	(118,071)	2,130,416	—	(11)	—	43,161
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	3,282,308	349,899	(148,972)	(219,083)	3,264,152	—	45,146	81,904	274,529
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	4,409,509	378,339	(262,676)	(167,140)	4,358,032	—	45,415	37,317	343,694
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	4,313,167	519,470	(239,489)	(205,837)	4,387,311	—	113,015	136,633	336,708
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	1,290,401	123,983	(94,133)	(14,639)	1,305,612	—	38,902	—	34,377
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	1,289,673	118,691	(94,245)	(4,673)	1,309,446	—	69,323	—	29,632
Total	513,115,341			(4,956,749)	508,917,985	—	344,018	2,383,186

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2026.
Abbreviation Legend
TBA	To Be Announced

Variable Portfolio – Managed Volatility Conservative Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2026 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Variable Portfolio – Managed Volatility Conservative Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7045_(05/26)